Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	MXN ($)	USD ($)	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Other equity instruments [member] MXN ($)	Valuation of the Effective Portion of Derivative Financial Instruments [member] MXN ($)	Exchange Differences on Translation of Operations and Associates [member] MXN ($)	Remeasurements of the Net Defined Benefit Liability [member] MXN ($)	Equity attributable to equity holders of the parent [member] MXN ($)	Non-controlling interest [member] MXN ($)
Beginning Balance at Dec. 31, 2015	$ 108,735		$ 2,048	$ 41,490	$ 78,454		$ (225)	$ (16,584)	$ (434)	$ 104,749	$ 3,986
Statement [LineItems]
Consolidated net income	10,527				10,070					10,070	457
Other comprehensive income, net of tax	16,644						664	14,207	(123)	14,748	1,896
Total comprehensive income	27,171				10,070		664	14,207	(123)	24,818	2,353
Dividends declared	(7,014)				(6,945)					(6,945)	(69)
Increase in non-controlling interest	826										826
Acquisition of Vonpar (Note 4)	(485)					$ (485)				(485)
Ending Balance at Dec. 31, 2016	129,233		2,048	41,490	81,579	(485)	439	(2,377)	(557)	122,137	7,096
Statement [LineItems]
Consolidated net income	(11,654)				(12,802)					(12,802)	1,148
Other comprehensive income, net of tax	14,969
Other comprehensive loss, net of tax	(11,154)						(192)	(9,778)	(10)	(9,980)	(1,174)
Deconsolidation of Venezuela (Note 3.3)	26,123							26,123		26,123
Total comprehensive income	3,315				(12,802)		(192)	16,345	(10)	3,341	(26)
Dividends declared	(6,992)				(6,991)					(6,991)	(1)
Acquisition of Vonpar (Note 4)	4,082		12	4,070						4,082
Consolidation of Philippines	11,072										11,072
Ending Balance (Adoption of IAS 29 for Argentina [member]) at Dec. 31, 2017	2,686				2,686					2,686
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	(87)				(75)					(75)	(12)
Ending Balance (After adoption [member]) at Dec. 31, 2017	143,309		2,060	45,560	64,397	(485)	247	13,968	(567)	125,180	18,129
Ending Balance at Dec. 31, 2017	140,710		2,060	45,560	61,786	(485)	247	13,968	(567)	122,569	18,141
Statement [LineItems]
Consolidated net income	15,070	$ 768			13,911					13,911	1,159
Other comprehensive income, net of tax	(8,451)	(430)				(1,039)	(396)	(5,897)	223	(7,109)	(1,342)
Total comprehensive income	6,619	337			13,911	(1,039)	(396)	(5,897)	223	6,802	(183)
Dividends declared	(7,038)				(7,038)					(7,038)
Sale of Philippines operations	(11,140)										(11,140)
Ending Balance at Dec. 31, 2018	$ 131,750	$ 6,710	$ 2,060	$ 45,560	$ 71,270	$ (1,524)	$ (149)	$ 8,071	$ (344)	$ 124,944	$ 6,806